PAINEWEBBER GROWTH & INCOME FUND
PERFORMANCE RESULTS (UNAUDITED)

                             NET ASSET VALUE                   TOTAL RETURN/1/
                     -------------------------------- ---------------------------------
                                                        12 MONTHS       6 MONTHS
                     08/31/97  02/28/97   08/31/96    ENDED 08/31/97 ENDED 08/31/97
---------------------------------------------------------------------------------------
CLASS A SHARES        $30.60    $25.48      $24.35         42.42%         20.45%
---------------------------------------------------------------------------------------
CLASS B SHARES         30.46     25.39       24.26         41.33          19.99
---------------------------------------------------------------------------------------
CLASS C SHARES         30.53     25.46       24.33         41.30          19.98
---------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                      NET ASSET VALUE
                     ------------------ CAPITAL GAINS   DIVIDENDS        TOTAL
PERIOD COVERED       BEGINNING  ENDING   DISTRIBUTED       PAID          RETURN/1/
---------------------------------------------------------------------------------------
12/20/83 - 12/31/84   $12.65    $13.21       --          $1.0800          13.72%
---------------------------------------------------------------------------------------
1985                   13.21     14.97     $0.1950        0.8850          22.36
---------------------------------------------------------------------------------------
1986                   14.97     15.04      1.1380        0.6830          12.68
---------------------------------------------------------------------------------------
1987                   15.04     12.05      2.3027        0.7366          (3.16)
---------------------------------------------------------------------------------------
1988                   12.05     13.67       --           0.5120          17.83
---------------------------------------------------------------------------------------
1989                   13.67     16.32      0.1675        0.5178          24.59
---------------------------------------------------------------------------------------
1990                   16.32     15.85       --           0.3030          (1.01)
---------------------------------------------------------------------------------------
1991                   15.85     21.17       --           0.2526          35.34
---------------------------------------------------------------------------------------
1992                   21.17     21.74       --           0.2432           3.90
---------------------------------------------------------------------------------------
1993                   21.74     20.86      0.0310        0.2818          (2.59)
---------------------------------------------------------------------------------------
1994                   20.86     18.18      1.2111        0.2417          (5.87)
---------------------------------------------------------------------------------------
1995                   18.18     22.39      1.5085        0.2475          33.21
---------------------------------------------------------------------------------------
1996                   22.39     24.37      3.0247        0.2584          23.46
---------------------------------------------------------------------------------------
01/01/97 - 08/31/97    24.37     30.60       --           0.0858          25.94
---------------------------------------------------------------------------------------
                                TOTALS:    $9.5785       $6.3284
---------------------------------------------------------------------------------------
                            CUMULATIVE TOTAL RETURN AS OF 08/31/97:      489.22%
---------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                      NET ASSET VALUE
                     ------------------ CAPITAL GAINS   DIVIDENDS        TOTAL
PERIOD COVERED       BEGINNING  ENDING   DISTRIBUTED       PAID          RETURN/1/
---------------------------------------------------------------------------------------
07/01/91 - 12/31/91   $18.04    $21.14       --          $0.1074          17.85%
---------------------------------------------------------------------------------------
1992                   21.14     21.69       --           0.0992           3.09
---------------------------------------------------------------------------------------
1993                   21.69     20.82     $0.0310        0.1193          (3.31)
---------------------------------------------------------------------------------------
1994                   20.82     18.15      1.2111        0.0768          (6.62)
---------------------------------------------------------------------------------------
1995                   18.15     22.35      1.5085        0.0715          32.18
---------------------------------------------------------------------------------------
1996                   22.35     24.32      3.0247        0.0643          22.55
---------------------------------------------------------------------------------------
01/01/97 - 08/31/97    24.32     30.46       --           0.0044          25.27
---------------------------------------------------------------------------------------
                                TOTALS:    $5.7753       $0.5429
---------------------------------------------------------------------------------------
                            CUMULATIVE TOTAL RETURN AS OF 08/31/97:      122.75%
---------------------------------------------------------------------------------------

/1/FIGURES ASSUME REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND DO NOT INCLUDE SALES CHARGES; RESULTS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED.
THE DATA ABOVE REPRESENTS PAST PERFORMANCE OF THE FUND'S SHARES, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

PAINEWEBBER GROWTH & INCOME FUND
PERFORMANCE RESULTS (UNAUDITED) (CONCLUDED)

PERFORMANCE SUMMARY CLASS C SHARES

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS DIVIDENDS TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED    PAID    RETURN/1/
-----------------------------------------------------------------------
07/02/92 - 12/31/92   $19.96   $21.75      --        $0.1160    9.58%
-----------------------------------------------------------------------
1993                   21.75    20.87    $0.0310      0.1308   (3.30)
-----------------------------------------------------------------------
1994                   20.87    18.20     1.2111      0.0756   (6.61)
-----------------------------------------------------------------------
1995                   18.20    22.42     1.5085      0.0728   32.21
-----------------------------------------------------------------------
1996                   22.42    24.39     3.0247      0.0781   22.55
-----------------------------------------------------------------------
01/01/97 - 08/31/97    24.39    30.53      --         0.0156   25.24
-----------------------------------------------------------------------
                              TOTALS:    $5.7753     $0.4889
-----------------------------------------------------------------------
                     CUMULATIVE TOTAL RETURN AS OF 08/31/97:  100.81%
-----------------------------------------------------------------------

/1/FIGURES ASSUME REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND DO NOT INCLUDE SALES CHARGES; RESULTS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED.

NOTE: THE FUND OFFERS CLASS Y SHARES TO A LIMITED GROUP OF ELIGIBLE INVESTORS,
  INCLUDING THE TRUSTEES OF THE PAINEWEBBER SAVINGS INVESTMENT PLAN AND INSIGHT INVESTMENT ADVISORY PROGRAM PARTICIPANTS. FOR THE YEAR ENDED AUGUST 31, 1997, AND SINCE INCEPTION, FEBRUARY 12, 1992 THROUGH AUGUST 31, 1997, CLASS Y SHARES HAD A TOTAL RETURN OF 42.74% AND 102.45%, RESPECTIVELY. CLASS Y SHARES DO NOT HAVE INITIAL OR CONTINGENT DEFERRED SALES CHARGES OR ONGOING DISTRIBUTION AND SERVICE FEES.

THE DATA ABOVE REPRESENTS PAST PERFORMANCE OF THE FUND'S SHARES, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

PAINEWEBBER GROWTH FUND
PERFORMANCE RESULTS(UNAUDITED)

                             NET ASSET VALUE                   TOTAL RETURN/1/
                     -------------------------------- ---------------------------------
                                                        12 MONTHS       6 MONTHS
                     08/31/97  02/28/97   08/31/96    ENDED 08/31/97 ENDED 08/31/97
---------------------------------------------------------------------------------------
CLASS A SHARES        $25.94    $24.19      $24.37         15.85%          7.23%
---------------------------------------------------------------------------------------
CLASS B SHARES         24.51     22.94       23.30         14.98           6.84
---------------------------------------------------------------------------------------
CLASS C SHARES         24.71     23.13       23.48         14.95           6.83
---------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                      NET ASSET VALUE
                     ------------------ CAPITAL GAINS   DIVIDENDS        TOTAL
PERIOD COVERED       BEGINNING  ENDING   DISTRIBUTED       PAID          RETURN/1/
---------------------------------------------------------------------------------------
03/18/85 - 12/31/85   $ 9.15    $10.55       --          $0.1275          16.87%
---------------------------------------------------------------------------------------
1986                   10.55     10.86     $0.4064        0.1042           7.64
---------------------------------------------------------------------------------------
1987                   10.86      9.81      1.4051        0.0847           4.34
---------------------------------------------------------------------------------------
1988                    9.81     11.87       --           0.1011          22.05
---------------------------------------------------------------------------------------
1989                   11.87     14.79      1.1520          --            34.27
---------------------------------------------------------------------------------------
1990                   14.79     12.98      0.4625        0.1625          (7.72)
---------------------------------------------------------------------------------------
1991                   12.98     18.53      0.6003        0.0072          47.61
---------------------------------------------------------------------------------------
1992                   18.53     18.66      0.6235          --             4.15
---------------------------------------------------------------------------------------
1993                   18.66     21.14      1.0734          --            19.17
---------------------------------------------------------------------------------------
1994                   21.14     18.81      0.0258          --           (10.90)
---------------------------------------------------------------------------------------
1995                   18.81     23.12      1.8440          --            33.02
---------------------------------------------------------------------------------------
1996                   23.12     24.24      2.1056          --            14.11
---------------------------------------------------------------------------------------
01/01/97 - 08/31/97    24.24     25.94       --             --             7.01
---------------------------------------------------------------------------------------
                                TOTALS:    $9.6986       $0.5872
---------------------------------------------------------------------------------------
                            CUMULATIVE TOTAL RETURN AS OF 08/31/97:      426.36%
---------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                      NET ASSET VALUE
                     ------------------ CAPITAL GAINS   DIVIDENDS        TOTAL
PERIOD COVERED       BEGINNING  ENDING   DISTRIBUTED       PAID          RETURN/1/
---------------------------------------------------------------------------------------
07/01/91 - 12/31/91   $15.63    $18.47     $0.6003       $0.0037          22.18%
---------------------------------------------------------------------------------------
1992                   18.47     18.44      0.6235          --             3.30
---------------------------------------------------------------------------------------
1993                   18.44     20.71      1.0734          --            18.26
---------------------------------------------------------------------------------------
1994                   20.71     18.28      0.0258          --           (11.61)
---------------------------------------------------------------------------------------
1995                   18.28     22.22      1.8440          --            31.95
---------------------------------------------------------------------------------------
1996                   22.22     23.02      2.1056          --            13.24
---------------------------------------------------------------------------------------
01/01/97 - 08/31/97    23.02     24.51       --             --             6.47
---------------------------------------------------------------------------------------
                                TOTALS:    $6.2726       $0.0037
---------------------------------------------------------------------------------------
                            CUMULATIVE TOTAL RETURN AS OF 08/31/97:      109.99%
---------------------------------------------------------------------------------------

/1/FIGURES ASSUME REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND DO NOT INCLUDE SALES CHARGES; RESULTS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED.

THE DATA ABOVE REPRESENTS PAST PERFORMANCE OF THE FUND'S SHARES, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

PAINEWEBBER GROWTH FUND
PERFORMANCE RESULTS (UNAUDITED) (CONCLUDED)

PERFORMANCE SUMMARY CLASS C SHARES

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS DIVIDENDS TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED    PAID    RETURN/1/
---------------------------------------------------------------------------
07/02/92 - 12/31/92   $17.04   $18.57    $0.6235       --      12.73%
---------------------------------------------------------------------------
1993                   18.57    20.85     1.0734       --      18.19
---------------------------------------------------------------------------
1994                   20.85    18.41     0.0258       --     (11.58)
---------------------------------------------------------------------------
1995                   18.41    22.40     1.8440       --      32.00
---------------------------------------------------------------------------
1996                   22.40    23.21     2.1056       --      13.18
---------------------------------------------------------------------------
01/01/97 - 08/31/97    23.21    24.71      --          --       6.46
---------------------------------------------------------------------------
                              TOTALS:    $5.6723       --
---------------------------------------------------------------------------
                     CUMULATIVE TOTAL RETURN AS OF 08/31/97:   87.37%
---------------------------------------------------------------------------

/1/FIGURES ASSUME REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND DO NOT INCLUDE SALES CHARGES; RESULTS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED.

NOTE: THE FUND OFFERS CLASS Y SHARES TO A LIMITED GROUP OF ELIGIBLE INVESTORS,
  INCLUDING THE TRUSTEES OF THE PAINEWEBBER SAVINGS INVESTMENT PLAN AND INSIGHT INVESTMENT ADVISORY PROGRAM PARTICIPANTS. FOR THE YEAR ENDED AUGUST 31, 1997, AND SINCE INCEPTION, AUGUST 26, 1991 THROUGH AUGUST 31, 1997, CLASS Y SHARES HAD A TOTAL RETURN OF 16.24% AND 104.80%, RESPECTIVELY. CLASS Y SHARES DO NOT HAVE INITIAL OR CONTINGENT DEFERRED SALES CHARGES OR ONGOING DISTRIBUTION AND SERVICE FEES.

THE DATA ABOVE REPRESENTS PAST PERFORMANCE OF THE FUND'S SHARES, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

PAINEWEBBER GROWTH & INCOME FUND
PORTFOLIO OF INVESTMENTS                                         AUGUST 31, 1997

 NUMBER OF
  SHARES                                                              VALUE
 ---------                                                        --------------


COMMON STOCKS -- 88.46%
 AIRLINES -- 1.60%
   52,500  AMR CORPORATION*....................................   $    5,289,375
  125,000  CONTINENTAL AIRLINES INCORPORATED*(1)...............        4,578,125
   70,000  UAL CORPORATION*....................................        5,333,125
                                                                  --------------
                                                                      15,200,625
                                                                  --------------
 APPAREL, RETAIL -- 1.22%
  300,000  TJX COMPANIES, INCORPORATED.........................        8,250,000
  150,000  WOOLWORTH CORPORATION*..............................        3,356,250
                                                                  --------------
                                                                      11,606,250
                                                                  --------------
 APPAREL, TEXTILES -- 0.90%
  120,000  NINE WEST GROUP, INCORPORATED*......................        5,070,000
   88,000  WESTPOINT STEVENS INCORPORATED*(1)..................        3,520,000
                                                                  --------------
                                                                       8,590,000
                                                                  --------------
 BANKS -- 5.25%
  148,700  BANK OF NEW YORK COMPANY INCORPORATED...............        6,635,737
  131,000  BANKAMERICA CORPORATION.............................        8,621,437
   75,000  BB & T CORPORATION..................................        3,881,250
  113,500  CHARTER ONE FINANCIAL, INCORPORATED.................        6,171,563
  128,000  FIRST UNION CORPORATION.............................        6,152,000
  135,000  NATIONSBANK CORPORATION.............................        8,015,625
   93,600  THE CHASE MANHATTAN CORPORATION.....................       10,407,150
                                                                  --------------
                                                                      49,884,762
                                                                  --------------
 CHEMICALS -- 3.48%
   99,000  DOW CHEMICAL COMPANY................................        8,761,500
  230,600  DUPONT (E.I.) DE NEMOURS & COMPANY..................       14,369,262
   65,000  KERR-MCGEE CORPORATION..............................        4,038,125
  133,500  OLIN CORPORATION....................................        5,940,750
                                                                  --------------
                                                                      33,109,637
                                                                  --------------
 COMPUTER HARDWARE -- 5.15%
  125,000  CISCO SYSTEMS, INCORPORATED*........................        9,421,875
  262,500  COMPAQ COMPUTER CORPORATION*........................       17,193,750
  135,000  DELL COMPUTER CORPORATION*..........................       11,078,437
   70,000  INTERNATIONAL BUSINESS MACHINES.....................        7,061,250
   53,000  SEAGATE TECHNOLOGY, INCORPORATED*...................        2,023,938
   45,000  SUN MICROSYSTEMS INCORPORATED*......................        2,160,000
                                                                  --------------
                                                                      48,939,250
                                                                  --------------

PAINEWEBBER GROWTH & INCOME FUND

 NUMBER OF
  SHARES                                                              VALUE
 ---------                                                        --------------


COMMON STOCKS (CONTINUED)
 COMPUTER SOFTWARE -- 1.68%
  136,600  CADENCE DESIGN SYSTEMS INCORPORATED*(1).............   $    6,497,038
   75,000  COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED......        5,015,625
  130,000  STERLING SOFTWARE INCORPORATED*.....................        4,460,625
                                                                  --------------
                                                                      15,973,288
                                                                  --------------
 CONSTRUCTION, REAL PROPERTY -- 2.30%
   65,000  CHELSEA GCA REALTY INCORPORATED.....................        2,441,563
   16,000  CRESCENT OPERATING INCORPORATED*....................          258,000
  160,000  CRESCENT REAL ESTATE EQUITIES.......................        5,060,000
  127,500  EQUITY RESIDENTIAL PROPERTIES TRUST.................        6,207,656
   45,000  SPIEKER PROPERTIES INCORPORATED.....................        1,673,438
  134,525  STARWOOD LODGING CORPORATION........................        6,213,373
                                                                  --------------
                                                                      21,854,030
                                                                  --------------
 CONSUMER DURABLES -- 0.22%
   98,700  FURNITURE BRANDS INTERNATIONAL INCORPORATED*........        1,739,588
   12,200  INTERFACE INCORPORATED*.............................          341,600
                                                                  --------------
                                                                       2,081,188
                                                                  --------------
 DEFENSE/AEROSPACE -- 5.99%
  147,800  AAR CORPORATION.....................................        4,960,538
  150,000  ALLIED-SIGNAL, INCORPORATED.........................       12,384,375
  229,320  BOEING COMPANY......................................       12,483,607
  130,000  LOCKHEED MARTIN CORPORATION(1)......................       13,479,375
  268,200  LORAL SPACE COMMUNICATIONS*(1)......................        4,693,500
  100,000  PRECISION CASTPARTS CORPORATION.....................        6,462,500
   80,000  TRACOR INCORPORATED*................................        2,410,000
                                                                  --------------
                                                                      56,873,895
                                                                  --------------
 DIVERSIFIED RETAIL -- 1.55%
  131,625  DAYTON HUDSON CORPORATION...........................        7,502,625
  125,000  FEDERATED DEPARTMENT STORES, INCORPORATED*..........        5,250,000
   38,000  MEYER (FRED) INCORPORATED*(1).......................        1,976,000
                                                                  --------------
                                                                      14,728,625
                                                                  --------------
 DRUGS & MEDICINE -- 3.36%
   43,700  AMERISOURCE HEALTH CORPORATION*.....................        2,187,731
  111,000  BERGEN BRUNSWIG CORPORATION.........................        4,662,000
   83,400  BRISTOL-MYERS SQUIBB COMPANY........................        6,338,400
   73,600  PFIZER, INCORPORATED................................        4,075,600
  200,000  SCHERING-PLOUGH CORPORATION.........................        9,600,000
   96,000  WATSON PHARMACEUTICALS, INCORPORATED*...............        5,046,000
                                                                  --------------
                                                                      31,909,731
                                                                  --------------

PAINEWEBBER GROWTH & INCOME FUND

 NUMBER OF
  SHARES                                                              VALUE
 ---------                                                        --------------

COMMON STOCKS (CONTINUED)
 ELECTRICAL EQUIPMENT -- 2.68%
  126,000  JOHNSON CONTROLS, INCORPORATED......................   $    6,008,625
  120,000  KLA INSTRUMENTS INCORPORATED*.......................        8,505,000
  160,000  SCI SYSTEMS INCORPORATED*...........................        6,290,000
   73,900  ULTRATECH STEPPER, INCORPORATED*....................        2,124,625
   75,000  WATERS CORPORATION*.................................        2,498,437
                                                                  --------------
                                                                      25,426,687
                                                                  --------------
 ELECTRICAL POWER -- 0.86%
   84,800  GENERAL ELECTRIC COMPANY............................        5,300,000
  113,000  WESTINGHOUSE ELECTRIC CORPORATION...................        2,909,750
                                                                  --------------
                                                                       8,209,750
                                                                  --------------
 ENERGY RESERVES & PRODUCTION -- 5.00%
   75,000  AMOCO CORPORATION...................................        7,092,187
  110,000  BURLINGTON RESOURCES, INCORPORATED(1)...............        5,568,750
  115,000  MOBIL CORPORATION...................................        8,366,250
  148,800  ROYAL DUTCH PETROLEUM COMPANY.......................        7,551,600
  100,000  TEXACO, INCORPORATED................................       11,525,000
  189,500  UNOCAL CORPORATION..................................        7,402,344
                                                                  --------------
                                                                      47,506,131
                                                                  --------------
 FINANCIAL SERVICES -- 1.19%
   43,800  AMERICAN EXPRESS COMPANY............................        3,405,450
   75,000  COUNTRYWIDE CREDIT INDUSTRIES, INCORPORATED.........        2,526,563
   40,000  SLM HOLDINGS CORPORATION............................        5,420,000
                                                                  --------------
                                                                      11,352,013
                                                                  --------------
 FOREST PRODUCTS, PAPER -- 0.88%
  200,000  FORT JAMES CORPORATION(1)...........................        8,400,000
                                                                  --------------
 FOOD RETAIL -- 0.75%
  140,000  SAFEWAY INCORPORATED*(1)............................        7,131,250
                                                                  --------------
 GAS UTILITY -- 1.23%
  125,000  COLUMBIA GAS SYSTEM, INCORPORATED...................        8,250,000
  111,800  MCN CORPORATION.....................................        3,430,863
                                                                  --------------
                                                                      11,680,863
                                                                  --------------
 HEAVY MACHINERY -- 2.27%
  128,000  AGCO CORPORATION....................................        4,160,000
  300,000  CATERPILLAR, INCORPORATED...........................       17,418,750
                                                                  --------------
                                                                      21,578,750
                                                                  --------------

PAINEWEBBER GROWTH & INCOME FUND

 NUMBER OF
  SHARES                                                              VALUE
 ---------                                                        --------------

COMMON STOCKS (CONTINUED)
 HOTELS -- 1.75%
  200,000  HILTON HOTELS CORPORATION...........................   $    6,137,500
  195,000  HOST MARRIOTT CORPORATION*..........................        3,802,500
   75,000  MARRIOTT INTERNATIONAL, INCORPORATED................        4,992,187
   90,000  PRIME HOSPITALITY CORPORATION*......................        1,710,000
                                                                  --------------
                                                                      16,642,187
                                                                  --------------
 INDUSTRIAL PARTS -- 4.07%
   80,000  AMERICAN STANDARD COMPANIES, INCORPORATED*(1).......        3,760,000
  146,000  CASE CORPORATION(1).................................        9,791,125
  150,000  CRANE COMPANY.......................................        6,618,750
  125,000  INGERSOLL RAND COMPANY..............................        7,515,625
   69,000  LUCASVARITY PLC, ADR................................        2,186,437
   84,000  UNITED TECHNOLOGIES CORPORATION.....................        6,557,250
   50,000  YORK INTERNATIONAL CORPORATION......................        2,243,750
                                                                  --------------
                                                                      38,672,937
                                                                  --------------
 INFORMATION & COMPUTER SERVICES -- 0.31%
   98,300  VALASSIS COMMUNICATIONS INCORPORATED*...............        2,985,863
                                                                  --------------
 LEISURE -- 0.57%
   75,000  PHILIPS ELECTRONICS N.V.............................        5,371,875
                                                                  --------------
 LIFE INSURANCE -- 3.63%
   48,000  CIGNA CORPORATION...................................        8,802,000
  225,000  CONSECO INCORPORATED................................        9,675,000
  100,000  RELIASTAR FINANCIAL CORPORATION.....................        7,475,000
  157,600  SUNAMERICA INCORPORATED(1)..........................        8,490,700
                                                                  --------------
                                                                      34,442,700
                                                                  --------------
 LONG DISTANCE & PHONE COMPANIES -- 0.85%
   73,900  BELL ATLANTIC CORPORATION...........................        5,348,513
   50,000  SBC COMMUNICATIONS, INCORPORATED....................        2,718,750
                                                                  --------------
                                                                       8,067,263
                                                                  --------------
 MANUFACTURING - HIGH TECHNOLOGY -- 0.42%
   46,500  ASM LITHOGRAPHY HOLDINGS N.V.*......................        3,952,500
                                                                  --------------
 MEDICAL PRODUCTS -- 2.44%
   75,000  JOHNSON & JOHNSON...................................        4,251,562
   44,000  MENTOR CORPORATION..................................        1,353,000
  202,500  TENET HEALTHCARE CORPORATION*.......................        5,518,125
  154,025  TYCO INTERNATIONAL LIMITED..........................       12,081,336
                                                                  --------------
                                                                      23,204,023
                                                                  --------------

PAINEWEBBER GROWTH & INCOME FUND

 NUMBER OF
  SHARES                                                              VALUE
 ---------                                                        --------------

COMMON STOCKS (CONTINUED)
 MEDICAL PROVIDERS -- 1.42%
  200,000  HEALTHSOUTH CORPORATION*(1).........................   $    4,987,500
  100,000  LINCARE HOLDINGS INCORPORATED*(1)...................        4,768,750
   93,000  VENCOR INCORPORATED*................................        3,731,625
                                                                  --------------
                                                                      13,487,875
                                                                  --------------
 MINING & METALS -- 1.86%
  100,000  FREEPORT-MCMORAN COPPER & GOLD, INCORPORATED........        2,800,000
  132,500  ISPAT INTERNATIONAL N.V.*...........................        3,552,656
  100,000  PHELPS DODGE CORPORATION............................        8,043,750
   88,000  STEEL DYNAMICS INCORPORATED*........................        2,222,000
   36,900  WYMAN GORDON COMPANY*...............................        1,007,831
                                                                  --------------
                                                                      17,626,237
                                                                  --------------
 MOTOR VEHICLES -- 0.90%
  113,500  CHRYSLER CORPORATION................................        3,986,688
  100,000  LEAR CORPORATION*...................................        4,581,250
                                                                  --------------
                                                                       8,567,938
                                                                  --------------
 OIL REFINING -- 3.16%
   78,800  BRITISH PETROLEUM, PLC ADR..........................        6,668,450
  100,000  COASTAL CORPORATION.................................        5,775,000
   38,000  REPSOL S.A., ADR....................................        1,496,250
  137,500  TEJAS GAS CORPORATION*..............................        6,531,250
  141,500  USX-MARATHON GROUP..................................        4,607,594
  152,000  YPF SOCIEDAD ANONIMA, ADR...........................        4,949,500
                                                                  --------------
                                                                      30,028,044
                                                                  --------------
 OIL SERVICES -- 3.93%
  114,000  CAMCO INTERNATIONAL INCORPORATED....................        7,851,750
  134,000  DIAMOND OFFSHORE DRILLING INCORPORATED..............        7,319,750
   96,000  ENSCO INTERNATIONAL INCORPORATED....................        6,096,000
   72,000  GLOBAL MARINE INCORPORATED*.........................        2,047,500
  294,000  HALLIBURTON COMPANY(1)..............................       14,038,500
                                                                  --------------
                                                                      37,353,500
                                                                  --------------
 OTHER INSURANCE -- 4.81%
  125,000  ACE LIMITED.........................................       10,390,625
  200,971  ALLSTATE CORPORATION................................       14,683,444
   85,500  AMERICAN INTERNATIONAL GROUP INCORPORATED...........        8,069,062
   45,000  LOEWS CORPORATION...................................        4,587,188
   54,800  MID OCEAN LIMITED...................................        3,109,900
  120,000  TRAVELERS AETNA PROPERTY CASUALTY CORPORATION.......        4,830,000
                                                                  --------------
                                                                      45,670,219
                                                                  --------------

PAINEWEBBER GROWTH & INCOME FUND

 NUMBER OF
   SHARES                          VALUE
 -----------                   --------------

COMMON STOCKS (CONCLUDED)
 PUBLISHING --
  0.85%
    111,000 MEREDITH
             CORPORATION...... $    3,330,000
    100,000 NEW YORK TIMES
             COMPANY, CLASS
             A................      4,725,000
                               --------------
                                    8,055,000
                               --------------
 RAILROADS --
  1.09%
    100,000 CANADIAN PACIFIC
             LIMITED..........      2,918,750
    187,500 TRINITY
             INDUSTRIES
             INCORPORATED.....      7,453,125
                               --------------
                                   10,371,875
                               --------------
 SECURITIES &
 ASSET
 MANAGEMENT --
  2.99%
    168,000 MORGAN STANLEY,
             DEAN WITTER,
             DISCOVER &
             COMPANY..........      8,085,000
    320,000 TRAVELERS GROUP
             INCORPORATED.....     20,320,000
                               --------------
                                   28,405,000
                               --------------
 SEMICONDUCTOR --
  1.83%
    102,000 APPLIED
             MATERIALS,
             INCORPORATED*....      9,626,250
     36,900 INTEGRATED
             PROCESS
             EQUIPMENT
             CORPORATION*.....      1,217,700
     37,000 INTEL
             CORPORATION......      3,408,625
     92,000 NATIONAL
             SEMICONDUCTOR
             CORPORATION*.....      3,151,000
                               --------------
                                   17,403,575
                               --------------
 SPECIALTY
 RETAIL -- 1.17%
    175,468 DOLLAR GENERAL
             CORPORATION(1)...      7,270,955
     75,000 GENERAL NUTRITION
             COMPANIES,
             INCORPORATED*....      2,081,250
     80,000 ZALE
             CORPORATION*(1)..      1,720,000
                               --------------
                                   11,072,205
                               --------------
 THRIFT -- 0.40%
     75,000 AHMANSON, H F &
             COMPANY..........      3,806,250
                               --------------
 TOBACCO -- 2.45%
    375,000 PHILIP MORRIS
             COMPANIES
             INCORPORATED.....     16,359,375
    200,000 RJR NABISCO
             HOLDINGS
             CORPORATION......      6,962,500
                               --------------
                                   23,321,875
                               --------------
 TOTAL COMMON STOCKS (COST --
  $596,531,024)...............    840,545,666
                               --------------

PREFERRED STOCKS -- 3.19%

 AGRICULTURE, FOOD
 & BEVERAGE --
  0.31%
     49,000 RALSTON PURINA
             COMPANY..........      2,918,562
                               --------------
 BANKS -- 0.79%
    108,800 BANCO COMMERCIAL
             PORTUGUES
             INTERNATIONAL
             LIMITED ADR......      7,534,400
                               --------------
 FINANCIAL
 SERVICES -- 0.44%
     53,000 DEVON FINANCING
             TRUST#...........      4,153,875
                               --------------
 FOREST PRODUCTS,
 PAPER -- 0.59%
    102,000 INTERNATIONAL
             PAPER CAPITAL
             TRUST#...........      5,622,750
                               --------------

PAINEWEBBER GROWTH & INCOME FUND

 NUMBER OF
   SHARES                                                           VALUE
 ----------                                                     --------------
PREFERRED STOCKS (CONCLUDED)
 OIL REFINING -- 0.38%
     60,000 TOSCO FINANCING TRUST#............................  $    3,592,500
                                                                --------------
 OTHER INSURANCE -- 0.68%
     80,000 FRONTIER FINANCING TRUST#.........................       6,460,000
                                                                --------------
 TOTAL PREFERRED STOCKS (COST -- $22,566,183).................      30,282,087
                                                                --------------
 PRINCIPAL
   AMOUNT                                     MATURITY INTEREST
   (000)                                       DATES    RATES
 ----------                                   -------- --------

CONVERTIBLE BONDS -- 0.81%
 COMPUTER SOFTWARE -- 0.09%
    $   775 TECNOMATIX TECHNOLOGIES
             LIMITED#......................   08/15/04  5.250%         821,500
                                                                --------------
 INDUSTRIAL PARTS -- 0.23%
      1,900 CYMER INCORPORATED#............   08/06/04  3.500        2,246,750
                                                                --------------
 SPECIALTY RETAIL -- 0.49%
      4,000 HOME DEPOT INCORPORATED........   10/01/01  3.250        4,650,000
                                                                --------------
 TOTAL CONVERTIBLE BONDS (COST --
  $6,675,000)...............................                         7,718,250
                                                                --------------
REPURCHASE AGREEMENTS -- 7.42%

     20,503 REPURCHASE AGREEMENT DATED
             08/29/97, WITH DAIWA
             SECURITIES AMERICA, INC.,
             COLLATERALIZED BY $18,508,000
             U.S. TREASURY BOND, 7.625% DUE
             11/15/22; PROCEEDS:
             $20,515,666...................   09/02/97  5.560       20,503,000
     50,000 REPURCHASE AGREEMENT DATED
             08/29/97, WITH STATE STREET
             BANK & TRUST COMPANY,
             COLLATERALIZED BY $49,640,000
             U.S. TREASURY NOTE, 6.125% DUE
             03/31/98; PROCEEDS:
             $50,030,278...................   09/02/97  5.450       50,000,000
                                                                --------------
 TOTAL REPURCHASE AGREEMENTS (COST --
  $70,503,000)..............................                        70,503,000
                                                                --------------
 NUMBER OF
   SHARES
 ----------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED -- 6.42%
 MONEY MARKET FUNDS -- 6.42%
    377,071 PRIME PORTFOLIO...................................         377,071
 42,685,582 LIQUID ASSETS PORTFOLIO...........................      42,685,582
 18,004,947 TEMPFUND PORTFOLIO................................      18,004,947
                                                                --------------
 TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED
 (COST -- $61,067,600)........................................      61,067,600
                                                                --------------
 TOTAL INVESTMENTS (COST -- $757,342,807) -- 106.30%..........   1,010,116,603
 LIABILITIES IN EXCESS OF OTHER ASSETS -- (6.30)%.............     (59,909,933)
                                                                --------------
 NET ASSETS -- 100.00%........................................  $  950,206,670
                                                                ==============

---------
 * NON-INCOME PRODUCING SECURITY
 # SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF
   1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.
(1) SECURITY, OR PORTION THEREOF, WAS ON LOAN AT AUGUST 31, 1997.
ADR AMERICAN DEPOSITARY RECEIPT

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PAINEWEBBER GROWTH FUND
PORTFOLIO OF INVESTMENTS                                         AUGUST 31, 1997

 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------

COMMON STOCKS -- 91.02%
 AGRICULTURE, FOOD & BEVERAGE -- 2.18%
   60,000  PEPSICO, INCORPORATED.................................   $  2,160,000
  100,000  THE COCA-COLA COMPANY.................................      5,731,250
                                                                    ------------
                                                                       7,891,250
                                                                    ------------
 AIRLINES -- 0.50%
   18,000  AMR CORPORATION*......................................      1,813,500
                                                                    ------------
 APPAREL, RETAIL -- 0.43%
   70,000  WOOLWORTH CORPORATION*................................      1,566,250
                                                                    ------------
 BANKS -- 0.53%
   35,000  CHARTER ONE FINANCIAL, INCORPORATED...................      1,903,125
                                                                    ------------
 CHEMICALS -- 4.13%
   45,000  AIR PRODUCTS & CHEMICALS, INCORPORATED................      3,670,313
  125,000  CYTEC INDUSTRIES INCORPORATED*........................      6,101,562
  100,000  SEALED AIR CORPORATION*(1)............................      5,187,500
                                                                    ------------
                                                                      14,959,375
                                                                    ------------
 COMPUTER HARDWARE -- 5.22%
   70,000  CISCO SYSTEMS, INCORPORATED*..........................      5,276,250
   48,750  COMPAQ COMPUTER CORPORATION*..........................      3,193,125
   52,000  DELL COMPUTER CORPORATION*............................      4,267,250
   50,000  EMC CORPORATION*......................................      2,565,625
   75,000  SUN MICROSYSTEMS INCORPORATED*........................      3,600,000
                                                                    ------------
                                                                      18,902,250
                                                                    ------------
 COMPUTER SOFTWARE -- 4.96%
   50,000  CADENCE DESIGN SYSTEMS INCORPORATED*..................      2,378,125
   40,000  COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED........      2,675,000
   15,000  MICROSOFT CORPORATION*................................      1,982,812
   60,000  ORACLE SYSTEMS CORPORATION*...........................      2,287,500
   60,000  PEOPLESOFT INCORPORATED*..............................      3,375,000
  159,260  STERLING COMMERCE INCORPORATED*.......................      5,265,534
                                                                    ------------
                                                                      17,963,971
                                                                    ------------
 CONSTRUCTION, REAL PROPERTY -- 1.83%
  100,000  CRESCENT REAL ESTATE EQUITIES.........................      3,162,500
   75,000  STARWOOD LODGING CORPORATION..........................      3,450,000
                                                                    ------------
                                                                       6,612,500
                                                                    ------------

PAINEWEBBER GROWTH FUND

 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------

COMMON STOCKS (CONTINUED)
 DEFENSE/AEROSPACE -- 1.33%
  125,000  KELLSTROM INDUSTRIES INCORPORATED*....................   $  1,921,875
   45,000  PRECISION CASTPARTS CORPORATION.......................      2,908,125
                                                                    ------------
                                                                       4,830,000
                                                                    ------------
 DRUGS & MEDICINE -- 5.08%
   60,000  ELAN CORPORATION, PLC, ADR*(1)........................      2,730,000
  130,000  PHARMACYCLICS INCORPORATED*...........................      2,177,500
  122,000  TEVA PHARMACEUTICAL INDUSTRIES LIMITED, ADR(1)........      6,405,000
   50,000  TRIANGLE PHARMACEUTICALS INCORPORATED*................      1,037,500
  115,000  WATSON PHARMACEUTICALS, INCORPORATED*.................      6,044,687
                                                                    ------------
                                                                      18,394,687
                                                                    ------------
 ELECTRICAL EQUIPMENT -- 1.65%
   50,000  SCI SYSTEMS INCORPORATED*.............................      1,965,625
   30,000  TELLABS, INCORPORATED*(1).............................      1,790,625
   67,000  WATERS CORPORATION*...................................      2,231,938
                                                                    ------------
                                                                       5,988,188
                                                                    ------------
 ENERGY RESERVES & PRODUCTION -- 1.17%
   50,000  BRITISH PETROLEUM, PLC, ADR...........................      4,231,250
                                                                    ------------
 ENTERTAINMENT -- 4.59%
  175,500  CINAR FILMS INCORPORATED*.............................      5,572,125
  200,000  FLORIDA PANTHERS HOLDINGS INCORPORATED*...............      4,125,000
  333,334  N2K INCORPORATED*(2)..................................      1,000,002
  115,000  TIME WARNER INCORPORATED(1)...........................      5,922,500
                                                                    ------------
                                                                      16,619,627
                                                                    ------------
 ENVIRONMENTAL SERVICES -- 1.01%
  150,000  REPUBLIC INDUSTRIES, INCORPORATED*....................      3,675,000
                                                                    ------------
 FINANCIAL SERVICES -- 5.36%
   40,000  AMERICAN EXPRESS COMPANY..............................      3,110,000
   80,000  FEDERAL HOME LOAN MORTGAGE CORPORATION................      2,605,000
  125,000  FEDERAL NATIONAL MORTGAGE ASSOCIATION.................      5,500,000
   90,000  MBNA CORPORATION......................................      3,459,375
   35,000  SLM HOLDING CORPORATION...............................      4,742,500
                                                                    ------------
                                                                      19,416,875
                                                                    ------------
 FOREST PRODUCTS, PAPER -- 0.93%
   80,000  FORT JAMES CORPORATION................................      3,360,000
                                                                    ------------
 FOOD RETAIL -- 1.13%
   80,000  SAFEWAY INCORPORATED*(1)..............................      4,075,000
                                                                    ------------

PAINEWEBBER GROWTH FUND

 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------

COMMON STOCKS (CONTINUED)
 GAS UTILITY -- 0.38%
   45,200  MCN CORPORATION.......................................   $  1,387,075
                                                                    ------------
 HOTELS -- 3.12%
  200,000  EXTENDED STAY AMERICA, INCORPORATED*..................      2,675,000
  120,000  HFS, INCORPORATED*(1).................................      6,682,500
  100,000  HOST MARRIOTT CORPORATION*............................      1,950,000
                                                                    ------------
                                                                      11,307,500
                                                                    ------------
 INDUSTRIAL PARTS -- 1.78%
   60,000  ILLINOIS TOOL WORKS, INCORPORATED.....................      2,902,500
   30,000  UNITED TECHNOLOGIES CORPORATION.......................      2,341,875
   45,000  WATSCO INCORPORATED...................................      1,220,625
                                                                    ------------
                                                                       6,465,000
                                                                    ------------
 INDUSTRIAL SERVICES/SUPPLIES -- 0.44%
  200,000  STAFFING RESOURCES, INCORPORATED*(2)..................      1,600,000
                                                                    ------------
 INFORMATION & COMPUTER SERVICES -- 3.85%
   60,000  HBO & COMPANY.........................................      4,320,000
   65,000  KEANE INCORPORATED*...................................      3,818,750
  126,562  PAYCHEX, INCORPORATED.................................      4,334,748
   48,800  VALASSIS COMMUNICATIONS INCORPORATED*.................      1,482,300
                                                                    ------------
                                                                      13,955,798
                                                                    ------------
 LIFE INSURANCE -- 0.74%
   50,000  SUNAMERICA INCORPORATED...............................      2,693,750
                                                                    ------------
 LONG DISTANCE & PHONE COMPANIES -- 2.97%
  135,000  TELEPORT COMMUNICATIONS*..............................      4,910,625
  195,000  WORLDCOM, INCORPORATED*(1)............................      5,837,813
                                                                    ------------
                                                                      10,748,438
                                                                    ------------
 MANUFACTURING - HIGH TECHNOLOGY -- 1.13%
   15,000  ASM LITHOGRAPHY HOLDINGS N.V.*........................      1,275,000
   40,000  KLA-TENCOR CORPORATION*...............................      2,835,000
                                                                    ------------
                                                                       4,110,000
                                                                    ------------
 MEDIA -- 5.37%
   76,000  CLEAR CHANNEL COMMUNICATIONS*.........................      5,163,250
  125,000  COMCAST CORPORATION, CLASS A SPECIAL..................      2,929,687
  175,000  LIBERTY MEDIA GROUP*..................................      4,615,625
  155,250  OUTDOOR SYSTEMS INCORPORATED*.........................      4,104,422
  150,000  TELE-COMMUNICATIONS, INCORPORATED CLASS A*............      2,625,000
                                                                    ------------
                                                                      19,437,984
                                                                    ------------

PAINEWEBBER GROWTH FUND

 NUMBER OF
  SHARES                                                              VALUE
 ---------                                                         ------------

COMMON STOCKS (CONTINUED)
 MEDICAL PRODUCTS -- 1.04%
   48,133  TYCO INTERNATIONAL LIMITED...........................   $  3,775,432
                                                                   ------------
 MEDICAL PROVIDERS -- 3.12%
  198,000  PHYCOR INCORPORATED*.................................      5,828,625
  171,000  SERVICE CORPORATION INTERNATIONAL....................      5,472,000
                                                                   ------------
                                                                     11,300,625
                                                                   ------------
 MINING & METALS -- 1.46%
   55,000  ISPAT INTERNATIONAL N.V.*............................      1,474,688
   33,500  POTASH CORPORATION OF SASKATCHEWAN INCORPORATED......      2,476,906
   52,500  STEEL DYNAMICS INCORPORATED*.........................      1,325,625
                                                                   ------------
                                                                      5,277,219
                                                                   ------------
 MOTOR VEHICLES AND PARTS -- 0.63%
   50,000  LEAR CORPORATION*....................................      2,290,625
                                                                   ------------
 OIL SERVICES -- 7.20%
   70,000  CAMCO INTERNATIONAL INCORPORATED.....................      4,821,250
   65,000  DRESSER INDUSTRIES, INCORPORATED.....................      2,717,812
   35,000  ENSCO INTERNATIONAL INCORPORATED.....................      2,222,500
   80,000  EVI, INCORPORATED*...................................      4,205,000
   45,000  GLOBAL INDUSTRIES LIMITED*...........................      1,639,688
   60,000  GLOBAL MARINE INCORPORATED*..........................      1,706,250
  100,000  HALLIBURTON COMPANY..................................      4,775,000
   52,500  SCHLUMBERGER LIMITED.................................      3,999,844
                                                                   ------------
                                                                     26,087,344
                                                                   ------------
 OTHER INSURANCE -- 1.65%
   30,000  ALLSTATE CORPORATION.................................      2,191,875
   25,500  AMERICAN INTERNATIONAL GROUP INCORPORATED............      2,406,562
   27,500  MGIC INVESTMENT CORPORATION..........................      1,383,594
                                                                   ------------
                                                                      5,982,031
                                                                   ------------
 PUBLISHING -- 1.49%
   15,000  GANNETT, INCORPORATED................................      1,461,563
  175,000  GETTY COMMUNICATIONS SYSTEMS INCORPORATED, PLC, ADR*.      2,056,250
   40,000  NEW YORK TIMES COMPANY, CLASS A......................      1,890,000
                                                                   ------------
                                                                      5,407,813
                                                                   ------------
 RAILROADS -- 0.93%
  115,000  CANADIAN PACIFIC LIMITED.............................      3,356,563
                                                                   ------------
 SECURITIES & ASSET MANAGEMENT -- 0.96%
   55,000  TRAVELERS GROUP INCORPORATED.........................      3,492,500
                                                                   ------------

PAINEWEBBER GROWTH FUND

 NUMBER OF
  SHARES                                                             VALUE
 ---------                                                        ------------

COMMON STOCKS (CONCLUDED)
 SEMICONDUCTOR -- 4.03%
   35,000  ALTERA CORPORATION*(1)...............................  $  1,863,750
   40,000  APPLIED MATERIALS, INCORPORATED*.....................     3,775,000
   30,000  INTEL CORPORATION....................................     2,763,750
   55,000  MICRON TECHNOLOGY, INCORPORATED(1)...................     2,450,937
   60,000  NATIONAL SEMICONDUCTOR CORPORATION*..................     2,055,000
   15,000  TEXAS INSTRUMENTS, INCORPORATED......................     1,704,375
                                                                  ------------
                                                                    14,612,812
                                                                  ------------
 SPECIALTY RETAIL -- 4.67%
  165,000  GENERAL NUTRITION COMPANIES, INCORPORATED*...........     4,578,750
   75,000  HOME DEPOT, INCORPORATED.............................     3,539,062
   60,000  COSTCO COMPANIES, INCORPORATED*(1)...................     2,163,750
  148,000  STAPLES, INCORPORATED*...............................     3,478,000
   35,000  TIFFANY & COMPANY....................................     1,583,750
   75,000  VIKING OFFICE PRODUCTS, INCORPORATED*................     1,584,375
                                                                  ------------
                                                                    16,927,687
                                                                  ------------
 THRIFT -- 0.84%
   51,000  WASHINGTON MUTUAL INCORPORATED.......................     3,053,625
                                                                  ------------
 WIRELESS TELECOMMUNICATIONS -- 1.19%
   25,000  AIRTOUCH COMMUNICATIONS, INCORPORATED*...............       845,313
  150,000  SMARTALK TELESERVICES, INCORPORATED*.................     3,450,000
                                                                  ------------
                                                                     4,295,313
                                                                  ------------
 TOTAL COMMON STOCKS (COST -- $219,800,352).....................   329,767,982
                                                                  ------------
 PRINCIPAL
  AMOUNT                                      MATURITY   INTEREST
   (000)                                       DATES      RATES
 ---------                                  ------------ --------

 REPURCHASE AGREEMENTS -- 6.19%
  $11,443  REPURCHASE AGREEMENT DATED
            8/29/97 WITH DAIWA SECURITIES
            AMERICA, INC., COLLATERALIZED
            BY $10,261,000 U.S. TREASURY
            BONDS, 7.875% DUE 2/15/21;
            PROCEEDS: $11,450,069........     09/02/97    5.560%    11,443,000
   11,000  REPURCHASE AGREEMENT DATED
            8/29/97 WITH DRESDNER
            SECURITIES (USA), INC.,
            COLLATERALIZED BY $10,577,000
            U.S. TREASURY NOTES, 8.875%
            DUE 11/15/98; PROCEEDS:
            $11,006,759..................     09/02/97    5.530     11,000,000
                                                                  ------------
 TOTAL REPURCHASE AGREEMENTS (COST --
  $22,443,000)............................                          22,443,000
                                                                  ------------

PAINEWEBBER GROWTH FUND

 NUMBER OF
   SHARES                                                          VALUE
 ----------                                                     ------------
 INVESTMENTS OF CASH COLLATERAL FOR SECURITIES
 LOANED -- 11.61%
 MONEY MARKET FUNDS -- 8.01%
 16,058,117 LIQUID ASSETS PORTFOLIO...........................  $ 16,058,117
      1,368 PRIME PORTFOLIO...................................         1,368
  6,533,791 TEMPCASH PORTFOLIO................................     6,533,791
  6,411,138 TEMPFUND PORTFOLIO................................     6,411,138
                                                                ------------
 TOTAL MONEY MARKET FUNDS (COST -- $29,004,414)...............    29,004,414
                                                                ------------
 PRINCIPAL
   AMOUNT                                    MATURITY  INTEREST
   (000)                                       DATE      RATE
 ----------                                  --------  --------
 REPURCHASE AGREEMENT -- 3.60%
 $   13,059 REPURCHASE AGREEMENT DATED
             8/29/97 WITH BANKERS TRUST
             SECURITIES, INC.,
             COLLATERALIZED BY $10,305,000
             U.S. TREASURY BONDS, 9.125%
             DUE 5/15/18; PROCEEDS:
             $13,067,024 (COST --
              $13,059,000).................  09/02/97   5.530%    13,059,000
                                                                ------------
    TOTAL INVESTMENTS OF CASH COLLATERAL FOR                      42,063,414
 SECURITIES LOANED (COST -- $42,063,414)....
                                                                ------------
 TOTAL INVESTMENTS (COST -- $284,306,766) --                     394,274,396
  108.82%...................................
    LIABILITIES IN EXCESS OF OTHER ASSETS --                     (31,978,358)
  (8.82)%...................................
                                                                ------------
 NET ASSETS -- 100.00%......................                    $362,296,038
                                                                ============

---------
 * NON-INCOME PRODUCING SECURITY
ADR AMERICAN DEPOSITARY RECEIPT
(1) SECURITY, OR PORTION THEREOF, WAS ON LOAN AT AUGUST 31, 1997
(2) ILLIQUID SECURITY REPRESENTING 0.72% OF NET ASSETS


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PAINEWEBBER
STATEMENTS OF ASSETS AND LIABILITIES                             AUGUST 31, 1997

                                                       GROWTH
                                                      & INCOME       GROWTH
                                                        FUND          FUND
                                                   -------------- ------------
ASSETS
INVESTMENTS IN SECURITIES, AT VALUE (COST -
 $757,342,807 AND $284,306,766, RESPECTIVELY)..... $1,010,116,603 $394,274,396
RECEIVABLE FOR INVESTMENTS SOLD...................      5,297,355   11,102,343
RECEIVABLE FOR SHARES OF BENEFICIAL INTEREST
 SOLD.............................................      2,752,825      116,898
DIVIDENDS AND INTEREST RECEIVABLE.................      1,398,895      312,529
DEFERRED ORGANIZATIONAL EXPENSES..................            --        40,336
OTHER ASSETS......................................         80,007       34,602
                                                   -------------- ------------
TOTAL ASSETS......................................  1,019,645,685  405,881,104
                                                   -------------- ------------
LIABILITIES
COLLATERAL FOR SECURITIES LOANED..................     61,067,600   42,063,414
DUE TO CUSTODIAN..................................      3,230,785      --
PAYABLE FOR INVESTMENTS PURCHASED.................      2,543,644      --
PAYABLE TO AFFILIATE..............................      1,043,722      399,407
PAYABLE FOR SHARES OF BENEFICIAL INTEREST
 REPURCHASED......................................        941,660      757,144
ACCRUED EXPENSES AND OTHER LIABILITIES............        611,604      365,101
                                                   -------------- ------------
TOTAL LIABILITIES.................................     69,439,015   43,585,066
                                                   -------------- ------------
NET ASSETS
BENEFICIAL INTEREST - $0.001 PAR VALUE (UNLIMITED
 AMOUNT AUTHORIZED)...............................    621,282,945  178,827,562
UNDISTRIBUTED NET INVESTMENT INCOME...............        567,948      --
ACCUMULATED NET REALIZED GAINS FROM INVESTMENT
 TRANSACTIONS.....................................     75,581,981   73,500,846
NET UNREALIZED APPRECIATION OF INVESTMENTS........    252,773,796  109,967,630
                                                   -------------- ------------
NET ASSETS........................................ $  950,206,670 $362,296,038
                                                   ============== ============
CLASS A:
NET ASSETS........................................ $  441,699,101 $201,725,324
                                                   -------------- ------------
SHARES OUTSTANDING................................     14,436,696    7,775,273
                                                   -------------- ------------
NET ASSET VALUE AND REDEMPTION VALUE PER SHARE....         $30.60       $25.94
                                                           ======       ======
MAXIMUM OFFERING PRICE PER SHARE (NET ASSET VALUE
 PLUS SALES CHARGE OF 4.50% OF OFFERING PRICE)....         $32.04       $27.16
                                                           ======       ======
CLASS B:
NET ASSETS........................................ $  376,840,314 $115,529,360
                                                   -------------- ------------
SHARES OUTSTANDING................................     12,373,625    4,713,982
                                                   -------------- ------------
NET ASSET VALUE AND OFFERING PRICE PER SHARE......         $30.46       $24.51
                                                           ======       ======
CLASS C:
NET ASSETS........................................ $   84,921,978 $ 24,760,127
                                                   -------------- ------------
SHARES OUTSTANDING................................      2,781,851    1,002,154
                                                   -------------- ------------
NET ASSET VALUE AND OFFERING PRICE PER SHARE......         $30.53       $24.71
                                                           ======       ======
CLASS Y:
NET ASSETS........................................ $   46,745,277 $ 20,281,227
                                                   -------------- ------------
SHARES OUTSTANDING................................      1,527,966      766,615
                                                   -------------- ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
 VALUE PER SHARE..................................         $30.59       $26.46
                                                           ======       ======

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PAINEWEBBER
STATEMENTS OF OPERATIONS                      FOR THE YEAR ENDED AUGUST 31, 1997

                                                        GROWTH
                                                       & INCOME      GROWTH
                                                         FUND         FUND
                                                     ------------ ------------
INVESTMENT INCOME:
DIVIDENDS........................................... $ 10,922,323 $  1,523,054
INTEREST............................................    4,526,054    2,177,222
                                                     ------------ ------------
                                                       15,448,377    3,700,276
                                                     ------------ ------------
EXPENSES:
INVESTMENT ADVISORY AND ADMINISTRATION..............    5,312,189    2,934,644
SERVICE FEES -- CLASS A.............................      784,677      478,075
SERVICE AND DISTRIBUTION FEES -- CLASS B............    3,245,358    1,326,859
SERVICE AND DISTRIBUTION FEES -- CLASS C............      596,262      287,127
TRANSFER AGENCY AND SERVICE FEES....................      571,538      349,642
CUSTODY AND ACCOUNTING..............................      446,425      240,633
REPORTS AND NOTICES TO SHAREHOLDERS.................      355,134      232,741
LEGAL AND AUDIT.....................................      158,885      121,221
FEDERAL AND STATE REGISTRATION......................      114,192       95,725
AMORTIZATION OF ORGANIZATIONAL EXPENSES.............       11,291       34,482
TRUSTEES' FEES......................................       15,750       15,750
OTHER EXPENSES......................................        9,778       63,764
                                                     ------------ ------------
                                                       11,621,479    6,180,663
                                                     ------------ ------------
NET INVESTMENT INCOME (LOSS)........................    3,826,898   (2,480,387)
                                                     ------------ ------------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM
 INVESTMENT ACTIVITIES:
NET REALIZED GAINS FROM INVESTMENT TRANSACTIONS.....   91,716,177   77,089,105
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION
 OF INVESTMENTS.....................................  169,641,210  (18,680,184)
                                                     ------------ ------------
NET REALIZED AND UNREALIZED GAINS FROM INVESTMENT
 ACTIVITIES.........................................  261,357,387   58,408,921
                                                     ------------ ------------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS......................................... $265,184,285 $ 55,928,534
                                                     ============ ============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PAINEWEBBER GROWTH & INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                          FOR THE YEARS
                                                         ENDED AUGUST 31,
                                                    ---------------------------
                                                        1997           1996
                                                    -------------  ------------
FROM OPERATIONS:
NET INVESTMENT INCOME.............................  $   3,826,898  $  3,272,065
NET REALIZED GAINS FROM INVESTMENT TRANSACTIONS...     91,716,177    86,725,439
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION
 OF INVESTMENTS...................................    169,641,210    (1,953,419)
                                                    -------------  ------------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................    265,184,285    88,044,085
                                                    -------------  ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
NET INVESTMENT INCOME -- CLASS A..................     (3,008,034)   (3,309,904)
NET INVESTMENT INCOME -- CLASS B..................       (590,718)     (985,947)
NET INVESTMENT INCOME -- CLASS C..................       (144,038)     (142,026)
NET INVESTMENT INCOME -- CLASS Y..................       (369,653)     (323,508)
NET REALIZED GAINS FROM INVESTMENT TRANSACTIONS --
  CLASS A.........................................    (34,230,420)  (14,113,535)
NET REALIZED GAINS FROM INVESTMENT TRANSACTIONS --
  CLASS B.........................................    (34,198,889)  (16,674,335)
NET REALIZED GAINS FROM INVESTMENT TRANSACTIONS --
  CLASS C.........................................     (5,668,031)   (2,139,119)
NET REALIZED GAINS FROM INVESTMENT TRANSACTIONS --
  CLASS Y.........................................     (3,062,641)   (1,066,345)
                                                    -------------  ------------
TOTAL DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS.    (81,272,424)  (38,754,719)
                                                    -------------  ------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
NET PROCEEDS FROM THE SALE OF SHARES..............    213,997,367    86,569,299
PROCEEDS FROM THE ISSUANCE OF SHARES FROM THE
 ACQUISITION OF MITCHELL HUTCHINS/KIDDER, PEABODY
 EQUITY INCOME FUND...............................       --          60,522,138
PROCEEDS FROM THE ISSUANCE OF SHARES FROM THE
 ACQUISITION OF PAINEWEBBER GLOBAL ENERGY FUND....       --          17,163,198
COST OF SHARES REPURCHASED........................   (143,307,215) (109,425,591)
PROCEEDS FROM DIVIDENDS REINVESTED................     75,746,185    35,992,186
                                                    -------------  ------------
NET INCREASE IN NET ASSETS FROM BENEFICIAL
 INTEREST TRANSACTIONS............................    146,436,337    90,821,230
                                                    -------------  ------------
NET INCREASE IN NET ASSETS........................    330,348,198   140,110,596
NET ASSETS:
BEGINNING OF YEAR.................................    619,858,472   479,747,876
                                                    -------------  ------------
END OF YEAR (INCLUDING UNDISTRIBUTED NET
 INVESTMENT INCOME OF $567,948 AND $853,493,
 RESPECTIVELY)....................................  $ 950,206,670  $619,858,472
                                                    =============  ============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PAINEWEBBER GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                          FOR THE YEARS
                                                         ENDED AUGUST 31,
                                                    ---------------------------
                                                        1997           1996
                                                    -------------  ------------
FROM OPERATIONS:
NET INVESTMENT LOSS...............................  $  (2,480,387) $ (3,284,126)
NET REALIZED GAINS FROM INVESTMENT TRANSACTIONS...     77,089,105    53,608,241
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION
 OF INVESTMENTS...................................    (18,680,184)   15,049,708
                                                    -------------  ------------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................     55,928,534    65,373,823
                                                    -------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
NET REALIZED GAINS FROM INVESTMENT TRANSACTIONS --
  CLASS A.........................................    (17,185,494)  (14,736,470)
NET REALIZED GAINS FROM INVESTMENT TRANSACTIONS --
  CLASS B.........................................    (12,089,644)  (11,773,021)
NET REALIZED GAINS FROM INVESTMENT TRANSACTIONS --
  CLASS C.........................................     (2,625,574)   (2,425,155)
NET REALIZED GAINS FROM INVESTMENT TRANSACTIONS --
  CLASS Y.........................................     (1,819,441)   (1,487,963)
                                                    -------------  ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS...............    (33,720,153)  (30,422,609)
                                                    -------------  ------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
NET PROCEEDS FROM SALE OF SHARES..................     41,330,087    33,439,586
COST OF SHARES REPURCHASED........................   (128,802,696)  (89,217,437)
PROCEEDS FROM DIVIDENDS REINVESTED................     31,795,483    28,720,783
                                                    -------------  ------------
NET DECREASE IN NET ASSETS FROM BENEFICIAL
 INTEREST TRANSACTIONS............................    (55,677,126)  (27,057,068)
                                                    -------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS.............    (33,468,745)    7,894,146
NET ASSETS:
BEGINNING OF YEAR.................................    395,764,783   387,870,637
                                                    -------------  ------------
END OF YEAR.......................................  $ 362,296,038  $395,764,783
                                                    =============  ============


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
 PaineWebber Growth & Income Fund ("Growth & Income Fund") and PaineWebber Growth Fund ("Growth Fund") (collectively, the "Funds") are diversified series of PaineWebber America Fund and PaineWebber Olympus Fund (the "Trusts"), re-spectively. The two Trusts were organized under separate Declarations of Trust and are registered with the Securities and Exchange Commission under the In-vestment Company Act of 1940, as amended, as diversified open-end investment companies. Organizational costs have been deferred and are being amortized us-ing the straight line method over a period not to exceed 60 months from the date the Funds commenced operations.
 Currently, each Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares approximately six years after issuance. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plan.
 The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assump-tions that affect the reported amounts and disclosures in the financial state-ments. Actual results could differ from those estimates. The following is a summary of significant accounting policies:
 Valuation of Investments -- Securities which are listed on stock exchanges are valued at the last sale price on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser, administrator and distributor of the Funds. Securities traded in the over-the-counter ("OTC") market and listed on the Nasdaq Stock Market, Inc. ("Nasdaq") are valued at the last available sale price, or last bid price available if no sale occurs, on Nasdaq prior to the time of valuation. Where market quotations are readily available, debt securi-ties are valued thereon, provided such quotations adequately reflect the fair value of the securities in the judgment of Mitchell Hutchins. When market quo-tations are not readily available, securities are valued based upon appraisals derived from information concerning those securities or similar securities re-ceived from recognized dealers in those securities. All other securities are valued at fair value as determined in good faith by, or under the direction of, each Trust's board of trustees. The amortized cost method of valuation is used to value short-term debt instruments with sixty days or less remaining to matu-rity, unless each Trust's board of trustees determines that this does not rep-resent fair value.
 Repurchase Agreements -- Each Fund's custodian takes possession of the collat-eral pledged for investments in repurchase agreements. The underlying collat-eral is valued daily on a mark-to-market basis to ensure that the value, in-cluding accrued interest, is at least equal to the repurchase price. In the

NOTES TO FINANCIAL STATEMENTS
event of default of the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obliga-tion. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.
 Investment Transactions and Investment Income -- Investment transactions are recorded on the trade date. Realized gains and losses from investment transac-tions are calculated using the identified cost method. Interest income is re-corded on an accrual basis. Dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are amortized as adjustments to in-terest income and identified cost of investments.
 Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (af-ter adjusting for current capital share activity of the respective classes). Class specific expenses are charged directly to the applicable class of shares.
 Dividends and Distributions -- Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differ-ences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.
ACQUISITIONS
 Effective October 13, 1995, Growth & Income Fund acquired all of the net as-sets of PaineWebber Global Energy Fund ("Global Energy Fund") in a tax-free ex-change for shares of Growth & Income Fund. The acquisition was accomplished by a tax-free exchange of 338,423 Class A, 414,593 Class B and 24,548 Class C shares of Growth & Income Fund for 680,852 Class A, 832,585 Class B and 50,070 Class C shares, respectively, of Global Energy Fund outstanding. Global Energy Fund's net assets at that date, valued at $17,163,198 including accumulated net realized losses of $2,079,189 and net unrealized appreciation of investments of $653,059, were combined with those of Growth & Income Fund.
 Effective October 13, 1995, Growth & Income Fund acquired all of the net as-sets of Mitchell Hutchins/Kidder, Peabody Equity Income Fund ("MH/KP Equity In-come Fund") in a tax free exchange for shares of Growth & Income Fund. The ac-quisition was accomplished by a tax-free exchange of 2,533,885 Class A, 137,926 Class Y and 67,543 Class C shares of Growth & Income Fund for 2,816,987
Class A, 153,429 Class Y and 75,614 Class B shares, respectively, of MH/KP Eq-uity Income Fund outstanding. MH/KP Equity Income Fund's net assets at that date, valued at $60,522,138 including net unrealized appreciation of invest-ments of $5,986,801 were combined with those of Growth & Income Fund.

NOTES TO FINANCIAL STATEMENTS
INVESTMENT ADVISER AND ADMINISTRATOR
 Each Trust's board of trustees has approved an Investment Advisory and Admin-istration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Funds. In accordance with the Advisory Contracts, Growth & Income Fund and Growth Fund pay Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, at the annual rate of 0.70% and 0.75%, respec-tively, of each Funds' average daily net assets. At August 31, 1997, Growth & Income Fund and Growth Fund owed Mitchell Hutchins $565,053 and $236,439, re-spectively, in investment advisory and administration fees.
 For the year ended August 31, 1997, Growth & Income Fund and Growth Fund paid $43,440 and $32,130, respectively, in brokerage commissions to PaineWebber for transactions executed on behalf of the Funds.
DISTRIBUTION PLANS
 Mitchell Hutchins is the distributor of each Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under sepa-rate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the Funds pay Mitchell Hutchins monthly service fees at the an-nual rate of up to 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets on Class B and Class C shares. At August 31, 1997, Growth & Income Fund and Growth Fund owed Mitchell Hutchins $478,669 and $162,968, respectively, in service and distribution fees.
 Mitchell Hutchins also receives the proceeds of the initial sales charges paid upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed each Fund that for the year ended August 31, 1997, it earned $1,432,458 and $364,727 in sales charges for the Growth & Income Fund and Growth Fund, respectively.
SECURITY LENDING
 Each Fund may lend up to 33 1/3% of its total assets to qualified institu-tions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest, determined on a daily basis and adjusted accordingly. Each Fund will regain record ownership of loaned securities to exercise certain ben-eficial rights, however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail fi-nancially. Each Fund receives compensation, which is included in interest in-come, for lending its securities from interest earned on the cash or U.S. gov-ernment securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Each Fund's lending agent is PaineWebber, who received $10,718 and $44,947 for Growth & Income Fund and Growth Fund, respectively, in compensation from the Funds in that capacity for the year ended August 31, 1997.
 As of August 31, 1997, each Fund held cash and/or cash equivalents having an aggregate value of $61,067,600 and $42,063,414 as collateral for portfolio se-curities loaned having a market value of $59,056,188 and $39,903,404 for Growth & Income Fund and Growth Fund, respectively.

NOTES TO FINANCIAL STATEMENTS
BANK LINE OF CREDIT
 Each Fund may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for tempo-rary financing until the settlement of sale or purchase of portfolio securi-ties, the repurchase or redemption of shares of each Fund at the request of the shareholders and other temporary or emergency purposes. In connection there-with, each Fund has agreed to pay a commitment fee, pro rata, based on the rel-ative asset size of the Funds in the Facility. Interest is charged to each Fund at rates based on prevailing market rates in effect at the time of borrowings. For the year ended August 31, 1997, the Funds did not borrow under the Facili-ty.
TRANSFER AGENCY SERVICE FEES
 Prior to August 1, 1997, each Fund paid PaineWebber an annual fee of $4.00 per active PaineWebber shareholder account for certain services not provided by the Fund's transfer agent. For these services for the year ended August 31, 1997, PaineWebber earned $191,744 and $110,890 from Growth & Income Fund and Growth Fund, respectively.

 Subsequent to August 1, 1997, PaineWebber provides transfer agency related services to the Funds pursuant to a delegation of authority from PFPC, Inc., the Fund's transfer agent. For the period August 1, 1997 to August 31, 1997, PFPC, Inc., not the Funds. For the month of August 1997, PFPC, Inc. paid PaineWebber $30,998 and $14,698 for Growth & Income Fund and Growth Fund, re-spectively, for these services.
INVESTMENTS IN SECURITIES
 For federal income tax purposes, the cost of securities owned at August 31, 1997 was substantially the same as the cost of securities for financial state-ment purposes.
 At August 31, 1997, the components of net unrealized appreciation of invest-ments were as follows:

                                                       GROWTH &
                                                     INCOME FUND   GROWTH FUND
                                                     ------------  ------------
GROSS APPRECIATION (INVESTMENTS HAVING AN EXCESS OF
 VALUE OVER COST)..................................  $257,301,387  $115,187,316
GROSS DEPRECIATION (INVESTMENTS HAVING AN EXCESS OF
 COST OVER VALUE)..................................    (4,527,591)   (5,219,686)
                                                     ------------  ------------
NET UNREALIZED APPRECIATION OF INVESTMENTS.........  $252,773,796  $109,967,630
                                                     ============  ============

 For the year ended August 31, 1997, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

                                                         GROWTH &
                                                       INCOME FUND  GROWTH FUND
                                                       ------------ ------------
PURCHASES............................................. $565,319,731 $308,884,674
SALES................................................. $479,728,259 $410,556,100

FEDERAL TAX STATUS
 Each Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, sub-stantially all of its net investment income, capital gains and certain other amounts, if any, each Fund intends not to be subject to any federal excise tax.

NOTES TO FINANCIAL STATEMENTS
 To reflect reclassifications for the Growth Fund arising from permanent "book/tax" differences for the year ended August 31, 1997, undistributed net investment income was increased by $2,480,387, accumulated net realized gains from investment transactions were decreased by $2,480,387.

BENEFICIAL INTEREST
 There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                           CLASS A                   CLASS B                   CLASS C                  CLASS Y
                   ------------------------  ------------------------  ------------------------  -----------------------
                     SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT      SHARES       AMOUNT
                   ----------  ------------  ----------  ------------  ----------  ------------  ---------  ------------
GROWTH & INCOME
 FUND
YEAR ENDED AUGUST
 31, 1997:
SHARES SOLD.......  2,307,087  $ 63,242,666   2,807,435  $ 76,060,602   1,388,741  $ 37,797,944  1,382,504  $ 36,896,155
SHARES
 REPURCHASED...... (1,745,153)  (47,397,276) (2,056,896)  (54,631,207)   (603,592)  (16,266,546)  (935,476)  (25,012,186)
SHARES CONVERTED
 FROM CLASS B TO
 CLASS A..........  1,132,783    32,163,441  (1,136,920)  (32,163,441)     --           --          --           --
DIVIDENDS
 REINVESTED.......  1,407,846    34,708,280   1,311,787    32,133,297     223,078     5,482,050    138,659     3,422,558
                   ----------  ------------  ----------  ------------  ----------  ------------  ---------  ------------
NET INCREASE......  3,102,563   $82,717,111     925,406  $ 21,399,251   1,008,227  $ 27,013,448    585,687  $ 15,306,527
                   ==========  ============  ==========  ============  ==========  ============  =========  ============
YEAR ENDED AUGUST
 31, 1996:
SHARES SOLD.......  1,129,631  $ 26,796,965   1,730,871  $ 40,860,505     586,203  $ 13,785,499    215,504  $  5,126,330
SHARES ISSUED IN
 CONNECTION WITH
 THE ACQUISITION
 OF:
 MH/KP EQUITY
  INCOME FUND.....  2,533,885    55,983,774      --           --           67,543     1,493,701    137,926     3,044,663
 PAINEWEBBER
  GLOBAL ENERGY
  FUND............    338,423     7,478,321     414,593     9,142,000      24,548       542,877     --           --
SHARES
 REPURCHASED...... (1,907,414)  (44,519,365) (2,302,787)  (53,544,909)   (361,631)   (8,422,118)  (125,157)   (2,939,199)
SHARES CONVERTED
 FROM CLASS B TO
 CLASS A..........    204,193     4,892,665    (204,905)   (4,892,665)     --           --          --           --
DIVIDENDS
 REINVESTED.......    728,678    16,107,474     744,676    16,323,941      98,756     2,173,217     62,781     1,387,554
                   ----------  ------------  ----------  ------------  ----------  ------------  ---------  ------------
NET INCREASE .....  3,027,396  $ 66,739,834     382,448  $  7,888,872     415,419  $  9,573,176    291,054  $  6,619,348
                   ==========  ============  ==========  ============  ==========  ============  =========  ============
GROWTH FUND
YEAR ENDED AUGUST
 31, 1997:
SHARES SOLD.......    284,051  $  7,129,522     230,498  $  5,496,399     729,264  $ 17,622,338    440,829  $ 11,081,828
SHARES
 REPURCHASED...... (2,091,384)  (51,703,276) (1,484,421)  (34,935,483) (1,110,236)  (26,634,743)  (614,496)  (15,529,194)
SHARES CONVERTED
 FROM CLASS B TO
 CLASS A..........    535,032    13,178,357    (563,869)  (13,178,357)     --           --          --           --
DIVIDENDS
 REINVESTED.......    679,736    16,198,119     499,211    11,302,141     108,492     2,475,783     74,998     1,819,440
                   ----------  ------------  ----------  ------------  ----------  ------------  ---------  ------------
NET DECREASE......   (592,565) $(15,197,278) (1,318,581) $(31,315,300)   (272,480) $ (6,536,622)   (98,669) $ (2,627,926)
                   ==========  ============  ==========  ============  ==========  ============  =========  ============
YEAR ENDED AUGUST
 31, 1996:
SHARES SOLD.......    514,293  $ 12,445,673     548,531  $ 12,529,149     189,909  $  4,324,908    172,505  $  4,139,856
SHARES
 REPURCHASED...... (1,557,212)  (36,779,779) (1,643,121)  (35,301,053)   (434,895)   (9,869,571)  (302,302)   (7,267,034)
SHARES CONVERTED
 FROM CLASS B TO
 CLASS A..........    527,377    12,303,931    (454,796)  (12,303,931)     --           --          --           --
DIVIDENDS
 REINVESTED.......    623,918    13,988,235     505,415    10,896,749     108,096     2,347,836     65,491     1,487,963
                   ----------  ------------  ----------  ------------  ----------  ------------  ---------  ------------
NET INCREASE
 (DECREASE).......    108,376  $  1,958,060  (1,043,971) $(24,179,086)   (136,890) $ (3,196,827)   (64,306) $ (1,639,215)
                   ==========  ============  ==========  ============  ==========  ============  =========  ============

PAINEWEBBER GROWTH & INCOME FUND
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR IS PRESENTED BELOW:

                                             CLASS A
                           ----------------------------------------------------
                                  FOR THE YEARS ENDED AUGUST 31,
                           ----------------------------------------------------
                             1997      1996         1995      1994       1993
                           --------  --------     --------  --------   --------
NET ASSET VALUE,
 BEGINNING OF YEAR.......    $24.35    $22.52       $20.43    $20.86     $20.48

                             ------    ------       ------    ------     ------
NET INVESTMENT INCOME....      0.23      0.22         0.24      0.28       0.28
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) FROM
 INVESTMENTS.............      9.29      3.46         3.18     (0.41)      0.37

                             ------    ------       ------    ------     ------
TOTAL INCREASE (DECREASE)
 FROM INVESTMENT
 OPERATIONS..............      9.52      3.68         3.42     (0.13)      0.65

                             ------    ------       ------    ------     ------
DIVIDENDS FROM INVESTMENT
 INCOME..................     (0.25)    (0.34)       (0.12)    (0.27)     (0.27)
DISTRIBUTIONS FROM NET
 REALIZED GAINS ON
 INVESTMENT TRANSACTIONS.     (3.02)    (1.51)       (1.21)    (0.03)     --

                             ------    ------       ------    ------     ------
TOTAL DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS............     (3.27)    (1.85)       (1.33)    (0.30)     (0.27)

                             ------    ------       ------    ------     ------
NET ASSET VALUE, END OF
 YEAR....................    $30.60    $24.35       $22.52    $20.43     $20.86

                             ======    ======       ======    ======     ======
TOTAL INVESTMENT
 RETURN(1)...............     42.42%    17.40%       18.30%    (0.58)%     3.15%

                             ======    ======       ======    ======     ======
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, END OF YEAR
 (000'S).................  $441,699  $276,016     $187,057  $222,432   $359,073
EXPENSES TO AVERAGE NET
 ASSETS..................      1.15%     1.20%(2)     1.19%     1.20%      1.13%
NET INVESTMENT INCOME TO
 AVERAGE NET ASSETS......      0.88%     0.98%(2)     1.07%     1.29%      1.33%
PORTFOLIO TURNOVER RATE..        70%      112%         111%       94%        37%
AVERAGE COMMISSION RATE
 PAID(3).................   $0.0598   $0.0598        --        --         --

---------
(1) TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING A $1,000 INVESTMENT ON THE FIRST DAY OF EACH YEAR REPORTED, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND A SALE AT NET ASSET VALUE ON THE LAST DAY OF EACH YEAR REPORTED. THE FIGURES DO NOT INCLUDE SALES CHARGES; RESULTS FOR EACH CLASS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED.
(2) THESE RATIOS INCLUDE NON-RECURRING ACQUISITION EXPENSES OF 0.04%.
(3) EFFECTIVE FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, THE FUND IS REQUIRED TO DISCLOSE THE AVERAGE COMMISSION RATE PAID PER SHARE OF COMMON STOCK INVESTMENTS PURCHASED OR SOLD.

                  CLASS B                                             CLASS C
----------------------------------------------------  -----------------------------------------------
       FOR THE YEARS ENDED AUGUST 31,                     FOR THE YEARS ENDED AUGUST 31,
----------------------------------------------------  -----------------------------------------------
  1997      1996         1995      1994       1993     1997     1996        1995     1994      1993
--------  --------     --------  --------   --------  -------  -------     -------  -------   -------
  $24.26    $22.37       $20.37    $20.78     $20.41   $24.33   $22.43      $20.42   $20.83    $20.47

  ------    ------       ------    ------     ------   ------   ------      ------   ------    ------
    0.04      0.04         0.06      0.10       0.12     0.05     0.05        0.06     0.11      0.11
    9.23      3.45         3.18     (0.37)      0.36     9.24     3.46        3.19    (0.38)     0.37

  ------    ------       ------    ------     ------   ------   ------      ------   ------    ------
    9.27      3.49         3.24     (0.27)      0.48     9.29     3.51        3.25    (0.27)     0.48

  ------    ------       ------    ------     ------   ------   ------      ------   ------    ------
   (0.05)    (0.09)       (0.03)    (0.11)     (0.11)   (0.07)   (0.10)      (0.03)   (0.11)    (0.12)
   (3.02)    (1.51)       (1.21)    (0.03)     --       (3.02)   (1.51)      (1.21)   (0.03)    --

  ------    ------       ------    ------     ------   ------   ------      ------   ------    ------
   (3.07)    (1.60)       (1.24)    (0.14)     (0.11)   (3.09)   (1.61)      (1.24)   (0.14)    (0.12)

  ------    ------       ------    ------     ------   ------   ------      ------   ------    ------
  $30.46    $24.26       $22.37    $20.37     $20.78   $30.53   $24.33      $22.43   $20.42    $20.83

  ======    ======       ======    ======     ======   ======   ======      ======   ======    ======
   41.33%    16.49%       17.38%    (1.31)%     2.34%   41.30%   16.52%      17.37%   (1.29)%    2.35%

  ======    ======       ======    ======     ======   ======   ======      ======   ======    ======
$376,840  $277,753     $247,543  $289,290   $461,389  $84,922  $43,148     $30,468  $37,287   $61,869
    1.93%     1.99%(2)     1.97%     1.97%      1.90%    1.92%    1.99%(2)    1.98%    1.94%     1.87%
    0.11%     0.17%(2)     0.29%     0.51%      0.57%    0.10%    0.18%(2)    0.28%    0.54%     0.61%
      70%      112%         111%       94%        37%      70%     112%        111%      94%       37%
 $0.0598   $0.0598        --        --         --     $0.0598  $0.0598       --       --        --

PAINEWEBBER GROWTH & INCOME FUND
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR IS PRESENTED BELOW:

                                                CLASS Y
                                -----------------------------------------------
                                    FOR THE YEARS ENDED AUGUST 31,
                                -----------------------------------------------
                                 1997     1996        1995     1994      1993
                                -------  -------     -------  -------   -------
NET ASSET VALUE, BEGINNING OF
 YEAR.........................   $24.35   $22.54      $20.42   $20.86    $20.48

                                 ------   ------      ------   ------    ------
NET INVESTMENT INCOME.........     0.32     0.30        0.30     0.33      0.33
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) FROM
 INVESTMENTS..................     9.26     3.45        3.18    (0.40)     0.37

                                 ------   ------      ------   ------    ------
TOTAL INCREASE (DECREASE) FROM
 INVESTMENT OPERATIONS........     9.58     3.75        3.48    (0.07)     0.70

                                 ------   ------      ------   ------    ------
DIVIDENDS FROM INVESTMENT
 INCOME.......................    (0.32)   (0.43)      (0.15)   (0.34)    (0.32)
DISTRIBUTIONS FROM NET
 REALIZED GAINS ON INVESTMENT
 TRANSACTIONS.................    (3.02)   (1.51)      (1.21)   (0.03)    --

                                 ------   ------      ------   ------    ------
TOTAL DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS.................    (3.34)   (1.94)      (1.36)   (0.37)    (0.32)

                                 ------   ------      ------   ------    ------
NET ASSET VALUE, END OF YEAR..   $30.59   $24.35      $22.54   $20.42    $20.86

                                 ======   ======      ======   ======    ======
TOTAL INVESTMENT RETURN(1)....    42.74%   17.77%      18.66%   (0.31)%    3.44%

                                 ======   ======      ======   ======    ======
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, END OF YEAR
 (000'S)......................  $46,745  $22,942     $14,680  $14,690   $17,005
EXPENSES TO AVERAGE NET
 ASSETS.......................     0.88%    0.92%(2)    0.89%    0.90%     0.86%
NET INVESTMENT INCOME TO
 AVERAGE NET ASSETS...........     1.14%    1.26%(2)    1.39%    1.60%     1.62%
PORTFOLIO TURNOVER............       70%     112%        111%      94%       37%
AVERAGE COMMISSION RATE
 PAID(3)......................  $0.0598  $0.0598       --       --        --

---------
(1) TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING A $1,000 INVESTMENT ON THE FIRST DAY OF EACH YEAR REPORTED, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND A SALE AT NET ASSET VALUE ON THE LAST DAY OF EACH YEAR REPORTED.
(2) THESE RATIOS INCLUDE NON-RECURRING ACQUISITION EXPENSES OF 0.04%.
(3) EFFECTIVE FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, THE FUND IS REQUIRED TO DISCLOSE THE AVERAGE COMMISSION RATE PAID PER SHARE OF COMMON STOCK INVESTMENTS PURCHASED OR SOLD.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

PAINEWEBBER GROWTH FUND
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR IS PRESENTED BELOW:

                                            CLASS A
                          -----------------------------------------------------
                                 FOR THE YEARS ENDED AUGUST 31,
                          -----------------------------------------------------
                            1997       1996       1995         1994      1993
                          --------   --------   --------     --------  --------
NET ASSET VALUE,
 BEGINNING OF YEAR......    $24.37     $22.27     $20.04       $20.60    $16.78

                            ------     ------     ------       ------    ------
NET INVESTMENT INCOME
 (LOSS).................    (0.08)+     (0.12)      0.01        --         0.07
NET REALIZED AND
 UNREALIZED GAINS FROM
 INVESTMENTS............      3.76+      4.06       2.25         0.51      4.37

                            ------     ------     ------       ------    ------
TOTAL INCREASE FROM
 INVESTMENT OPERATIONS..      3.68       3.94       2.26         0.51      4.44

                            ------     ------     ------       ------    ------
DISTRIBUTIONS FROM NET
 REALIZED GAINS FROM
 INVESTMENT TRANSACTIONS
 TO SHAREHOLDERS........     (2.11)     (1.84)     (0.03)       (1.07)    (0.62)

                            ------     ------     ------       ------    ------
NET ASSET VALUE, END OF
 YEAR...................    $25.94     $24.37     $22.27       $20.04    $20.60

                            ======     ======     ======       ======    ======
TOTAL INVESTMENT
 RETURN(1)..............     15.85%     18.43%     11.28%        2.33%    26.97%

                            ======     ======     ======       ======    ======
RATIOS/SUPPLEMENTAL
 DATA:
NET ASSETS, END OF YEAR
 (000'S)................  $201,725   $203,882   $183,958     $141,342  $130,353
EXPENSES TO AVERAGE NET
 ASSETS.................      1.27%      1.28%      1.28%(2)     1.21%     1.22%
NET INVESTMENT INCOME
 (LOSS) TO AVERAGE NET
 ASSETS.................     (0.32)%    (0.49)%     0.19%(2)     0.06%     0.38%
PORTFOLIO TURNOVER RATE.        86%        60%        36%          24%       36%
AVERAGE COMMISSION RATE
 PAID(3)................   $0.0598    $0.0598      --           --        --

---------
 + CALCULATED USING THE AVERAGE SHARES OUTSTANDING FOR THE YEAR.
(1) TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING A $1,000 INVESTMENT ON THE FIRST DAY OF EACH YEAR REPORTED, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND A SALE AT NET ASSET VALUE ON THE LAST DAY OF EACH YEAR REPORTED. THE FIGURES DO NOT INCLUDE SALES CHARGES; RESULTS FOR EACH CLASS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED.
(2) THESE RATIOS INCLUDE NON-RECURRING ACQUISITION EXPENSES OF 0.06%.
(3) EFFECTIVE FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, THE FUND IS REQUIRED TO DISCLOSE THE AVERAGE COMMISSION RATE PAID PER SHARE OF COMMON STOCK INVESTMENTS PURCHASED OR SOLD.

                 CLASS B                                                CLASS C
-----------------------------------------------------   --------------------------------------------------
      FOR THE YEARS ENDED AUGUST 31,                        FOR THE YEARS ENDED AUGUST 31,
-----------------------------------------------------   --------------------------------------------------
  1997       1996       1995         1994      1993      1997      1996      1995         1994      1993
--------   --------   --------      -------   -------   -------   -------   -------      -------   -------
  $23.30     $21.53     $19.53       $20.25    $16.64    $23.48    $21.68    $19.67       $20.38    $16.75

  ------     ------     ------       ------    ------    ------    ------    ------       ------    ------
   (0.26)+    (0.39)     (0.02)       (0.06)    (0.05)    (0.27)+   (0.34)    (0.10)       (0.08)    (0.06)
    3.58 +     4.00       2.05         0.41      4.28      3.61 +    3.98      2.14         0.44      4.31

  ------     ------     ------       ------    ------    ------    ------    ------       ------    ------
    3.32       3.61       2.03         0.35      4.23      3.34      3.64      2.04         0.36      4.25

  ------     ------     ------       ------    ------    ------    ------    ------       ------    ------
   (2.11)     (1.84)     (0.03)       (1.07)    (0.62)    (2.11)    (1.84)    (0.03)       (1.07)    (0.62)

  ------     ------     ------       ------    ------    ------    ------    ------       ------    ------
  $24.51     $23.30     $21.53       $19.53    $20.25    $24.71    $23.48    $21.68       $19.67    $20.38

  ======     ======     ======       ======    ======    ======    ======    ======       ======    ======
   14.98%     17.48%     10.40%        1.55%    25.91%    14.95%    17.50%    10.37%        1.59%    25.86%

  ======     ======     ======       ======    ======    ======    ======    ======       ======    ======
$115,529   $140,551   $152,357      $97,272   $60,280   $24,760   $29,923   $30,608      $28,561   $16,474
    2.06%      2.06%      2.06%(2)     2.00%     2.02%     2.07%     2.07%     2.05%(2)     1.98%     2.06%
   (1.12)%    (1.27)%    (0.60)%(2)   (0.66)%   (0.46)%   (1.13)%   (1.28)%   (0.57)%(2)   (0.65)%   (0.69)%
      86%        60%        36%          24%       36%       86%       60%       36%          24%       36%
 $0.0598    $0.0598      --           --        --      $0.0598   $0.0598     --           --        --

PAINEWEBBER GROWTH FUND
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR IS PRESENTED BELOW:

                                               CLASS Y
                               ------------------------------------------------
                                   FOR THE YEARS ENDED AUGUST 31,
                               ------------------------------------------------
                                1997      1996      1995        1994     1993
                               -------   -------   -------     -------  -------
NET ASSET VALUE, BEGINNING OF
 YEAR........................  $ 24.74   $ 22.53   $ 20.22     $ 20.71  $ 16.83

                               -------   -------   -------     -------  -------
NET INVESTMENT INCOME (LOSS).    (0.01)+   (0.02)     0.24        0.03     0.08
NET REALIZED AND UNREALIZED
 GAINS FROM INVESTMENTS......     3.84 +    4.07      2.10        0.55     4.42

                               -------   -------   -------     -------  -------
TOTAL INCREASE FROM
 INVESTMENT OPERATIONS.......     3.83      4.05      2.34        0.58     4.50

                               -------   -------   -------     -------  -------
DISTRIBUTIONS FROM NET
 REALIZED GAINS FROM
 INVESTMENT TRANSACTIONS TO
 SHAREHOLDERS................    (2.11)    (1.84)    (0.03)      (1.07)   (0.62)

                               -------   -------   -------     -------  -------
NET ASSET VALUE, END OF YEAR.  $ 26.46   $ 24.74   $ 22.53     $ 20.22  $ 20.71

                               -------   -------   -------     -------  -------
TOTAL INVESTMENT RETURN(1)...    16.24%    18.72%    11.58%       2.67%   27.26%

                               -------   -------   -------     -------  -------
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, END OF YEAR
 (000'S).....................  $20,281   $21,409   $20,948     $30,521  $20,706
EXPENSES TO AVERAGE NET
 ASSETS......................     1.00%     1.02%     0.97%(2)    0.94%    0.95%
NET INVESTMENT INCOME (LOSS)
 TO AVERAGE NET ASSETS.......    (0.05)%   (0.23)%    0.53%(2)    0.40%    0.60%
PORTFOLIO TURNOVER RATE......       86%       60%       36%         24%      36%
AVERAGE COMMISSION RATE
 PAID(3).....................  $0.0598   $0.0598     --          --       --

---------
+ CALCULATED USING THE AVERAGE SHARES OUTSTANDING FOR THE YEAR
(1) TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING A $1,000 INVESTMENT ON THE FIRST DAY OF EACH YEAR REPORTED, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND A SALE AT NET ASSET VALUE ON THE LAST DAY OF EACH YEAR REPORTED.
(2) THESE RATIOS INCLUDE NON-RECURRING ACQUISITION EXPENSES OF 0.05%.
(3) EFFECTIVE FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, THE FUND IS REQUIRED TO DISCLOSE THE AVERAGE COMMISSION RATE PAID PER SHARE OF COMMON STOCK INVESTMENTS PURCHASED OR SOLD.

PAINEWEBBER
REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

The Board of Trustees and Shareholders
PaineWebber Growth & Income Fund
PaineWebber Growth Fund

 We have audited the accompanying statements of assets and liabilities, includ-ing the portfolios of investments, of the PaineWebber Growth & Income Fund and PaineWebber Growth Fund as of August 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and fi-nancial highlights are the responsibility of each Fund's management. Our re-sponsibility is to express an opinion on these financial statements and finan-cial highlights based on our audits.

 We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial high-lights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at August 31, 1997 by correspondence with the custodians and brokers. An audit also in-cludes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presenta-tion. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PaineWebber Growth & Income Fund and PaineWebber Growth Fund at August 31, 1997 and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the indicated periods, in conformity with gen-erally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

New York, New York
October 14, 1997

PAINEWEBBER
TAX INFORMATION (UNAUDITED)

 We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of each Fund's fiscal year end (August 31, 1997) as to the federal tax status of distributions received by sharehold-ers during such fiscal year. Accordingly, we are advising you that the follow-ing distributions paid during the fiscal year by the Funds were derived from the following sources:

                                                               GROWTH &
                                                                INCOME   GROWTH
PER SHARE DATA:                                                  FUND      FUND
---------------                                                --------  -------
NET INVESTMENT INCOME
  CLASS A..................................................... $0.2500       --
  CLASS B..................................................... $0.0517       --
  CLASS C..................................................... $0.0712       --
  CLASS Y..................................................... $0.3191       --
  SHORT-TERM CAPITAL GAINS*................................... $0.6779   $0.1909
  LONG-TERM CAPITAL GAINS..................................... $2.3468   $1.9147
  PERCENTAGE OF ORDINARY INCOME DIVIDENDS QUALIFYING FOR THE
   DIVIDENDS RECEIVED DEDUCTION AVAILABLE TO CORPORATE SHARE-
   HOLDERS....................................................     100%     100%

* TAXABLE AS ORDINARY INCOME

 Dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information re-porting.

 Since each Fund's fiscal year is not the calendar year, another notification will be sent with respect to calendar year 1997. Such notifications, which will reflect the amount to be used by calendar year taxpayers on their federal in-come tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 1998. Shareholders are advised to consult their own tax ad-visers with respect to the tax consequences of their investment in each of the Funds.

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